Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Year Ending June 30, 2016	$ 910
Year Ending June 30, 2017	755
Year Ending June 30, 2018	670
Year Ending June 30, 2019	554
Year Ending June 30, 2020	495
Thereafter	1,451
Net Carrying Amount	$ 4,835	$ 6,981